CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net Loss	$ (6,067,232)	$ (6,739,120)	$ (5,457,763)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	266,601	54,870
Amortization of right-of-use assets	76,786	48,229
Impairment of intangible asset		390,355
Accretion expense	45,600	30,003
Stock-based compensation	365,309	1,011,973	1,734,601
Stock issued for services			20,000
Gain on debt extinguishment		(12,465)	(294,383)
Other expense		85,500
Foreign currency translation loss	123,743	3,668	111
Net changes in operating assets & liabilities:
Prepaid expenses and deposits	(26,600)	(231,307)	(275,476)
Inventories	(34,292)	(60,383)	20,951
VAT receivable	187,189	(217,843)
Loan payable	32,468
Accounts payable to related parties	337,576
Deferred revenue		(38,250)	38,250
Accounts payable and accrued liabilities	129,276	(572,246)	33,942
Net cash used in operating activities	(4,563,576)	(6,247,016)	(4,179,767)
Cash flows from investing activities:
Investment - internally developed software		(211,952)	(178,403)
Purchase of property, plant & equipment	(603,890)	(952,497)
Net cash used in investing activities	(603,890)	(1,164,449)	(178,403)
Cash flows from financing activities:
Lease payments	(107,756)	(56,366)
Proceeds from (payments to) related parties		(18,296)	(111,645)
Proceeds from shares issuance for cash	5,128,186	234	13,654,347
Proceeds from warrant exercise	786,736	1,872,505
Proceeds from note payable			487,500
Payments on note payable		(149,906)	(341,250)
Net cash provided by financing activities	5,807,166	1,648,171	13,688,952
Net change in cash	639,700	(5,763,294)	9,330,782
Cash at beginning of year	3,589,244	9,352,538	21,756
Cash at end of year	4,228,944	3,589,244	9,352,538
Supplemental disclosure of cash flow information
Interest	(78,953)	6,104	15,468
Supplemental disclosure of non-cash investing and financing activities:
Addition of Right-of-use assets	$ 181,641	$ 254,319
Shares issued for settlement of related party payable			$ 149,433